Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	R$ 5,002,004	R$ 4,274,158
Financial investments and hedging instruments	1,283,498	1,412,587
Trade receivables and reseller financing, net	4,337,118	3,502,322
Inventories, net	3,491,879	2,761,207
Recoverable taxes, net	881,584	541,772
Dividends receivable	11,137	8,616
Other receivables	44,025	20,573
Trade receivables – insurer’s indemnification	0	366,678
Prepaid expenses, net	150,046	123,883
Total current assets	15,201,291	13,011,796
Non-current assets
Financial investments and hedging instruments	84,426	15,104
Trade receivables and reseller financing, net	329,991	227,085
Related parties	490	490
Deferred income and social contribution taxes	545,611	417,344
Recoverable taxes, net	313,242	182,617
Escrow deposits	822,660	778,770
Indemnity asset – business combination	202,352	0
Other receivables	7,918	2,678
Prepaid expenses, net	346,886	222,518
Total long term assets	2,653,576	1,846,606
Investments
In joint-ventures	122,061	116,142
In associates	25,341	22,731
Other	2,792	2,814
Property, plant, and equipment, net	6,607,788	5,787,982
Intangible assets, net	3,727,473	3,371,599
Total investments	10,485,455	9,301,268
Total non-current assets	13,139,031	11,147,874
Total assets	28,340,322	24,159,670
Current liabilities
Loans and hedging instruments	1,819,766	1,821,398
Debentures	1,681,199	651,591
Finance leases	2,710	2,615
Trade payables	2,155,498	1,709,653
Salaries and related charges	388,118	362,718
Taxes payable	225,829	171,033
Dividends payable	338,845	320,883
Income and social contribution taxes payable	86,836	139,981
Post-employment benefits	30,059	24,940
Provision for asset retirement obligation	4,799	4,563
Provision for tax, civil, and labor risks	64,550	52,694
Payables – customers and third parties’ indemnification	72,216	99,863
Other payables	125,150	102,714
Deferred revenue	18,413	22,300
Total current liabilities	7,013,988	5,486,946
Non-current liabilities
Loans and hedging instruments	6,113,545	6,800,135
Debentures	3,927,569	2,095,290
Finance leases	45,805	46,101
Related parties	4,185	4,272
Deferred income and social contribution taxes	38,524	7,645
Post-employment benefits	207,464	119,811
Provision for asset retirement obligation	59,975	73,001
Provision for tax, civil, and labor risks	861,246	727,088
Deferred revenue	12,896	12,510
Subscription warrants – indemnification	171,459	153,429
Other payables	162,834	74,884
Total non-current liabilities	11,605,502	10,114,166
Shareholders’ equity
Share capital	5,171,752	3,838,686
Equity instrument granted	536	0
Capital reserve	549,778	552,038
Treasury shares	(482,260)	(483,879)
Revaluation reserve on subsidiaries	4,930	5,339
Profit reserves	3,760,079	4,466,392
Valuation adjustments	159,643	(23,987)
Cumulative translation adjustments	53,061	7,519
Additional dividends to the minimum mandatory dividends	163,742	165,515
Shareholders’ equity attributable to:
Shareholders of the Company	9,381,261	8,527,623
Non-controlling interests in subsidiaries	339,571	30,935
Total shareholders’ equity	9,720,832	8,558,558
Total liabilities and shareholders’ equity	R$ 28,340,322	R$ 24,159,670